SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents
Cash held in banks	$ 3,093,612	$ 7,500,607
Guaranteed investment certificates		394,174
Cash and cash equivalents	$ 3,093,612	$ 7,894,781	$ 23,075,713	$ 1,982,416